Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Remuneration of Directors and Key Management Personnel	The remuneration of directors and key management personnel during the nine months ended September 30, 2023 and 2022 was as follows:
	Nine months ended
	September 30,
	2023	2022
Salaries and benefits	$627,988	$468,050

Schedule of Remuneration Paid to Related Parties	Remuneration paid to related parties other than key personnel during the nine months ended September 30, 2023 and 2022 was as follows:
	Nine months ended
	September 30,
	2023	2022
Salaries and benefits	$14,902	$64,055